Securities (Detail Textuals) $ in Thousands	12 Months Ended
	Dec. 31, 2017 Security	Dec. 31, 2016 USD ($)
Schedule Of Available For Sale and Held To Maturity Securities [Line Items]
Gain on sales of securities | $		$ 36
Proceeds from sale of securities | $		$ 2,606,000
Percentage of principal outstanding held to maturity securities		85.00%
U.S. Government and agency obligations
Schedule Of Available For Sale and Held To Maturity Securities [Line Items]
Number of Investment securities for continuous unrealized loss position for less than twelve months.	4
Number of Investment securities for continuous unrealized loss position for more than twelve months.	5
Mortgage-backed securities - residential
Schedule Of Available For Sale and Held To Maturity Securities [Line Items]
Number of Investment securities for continuous unrealized loss position for less than twelve months.	4
Number of Investment securities for continuous unrealized loss position for more than twelve months.	5
State and municipal securities
Schedule Of Available For Sale and Held To Maturity Securities [Line Items]
Number of Investment securities for continuous unrealized loss position for less than twelve months.	10
Number of Investment securities for continuous unrealized loss position for more than twelve months.	5
Available-for-sale securities
Schedule Of Available For Sale and Held To Maturity Securities [Line Items]
Gain on sales of securities | $		$ 24,000
Held-to-maturity securities
Schedule Of Available For Sale and Held To Maturity Securities [Line Items]
Gain on sales of securities | $		$ 12,000